Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from financial institutions	$ 36,695	$ 35,561
Securities available for sale	195,864	196,249
Loans held for sale	2,268	2,698
Loans, net of allowance of $13,305 and $14,361	1,042,201	987,166
Other securities	14,055	13,452
Premises and equipment, net	17,920	16,944
Accrued interest receivable	3,854	3,902
Goodwill	27,095	27,095
Other intangible assets	1,784	2,409
Bank owned life insurance	24,552	20,104
Other assets	10,975	9,461
Total assets	1,377,263	1,315,041
Deposits
Noninterest-bearing	345,588	300,615
Interest-bearing	775,515	751,418
Total deposits	1,121,103	1,052,033
Federal Home Loan Bank advances	48,500	71,200
Securities sold under agreements to repurchase	28,925	25,040
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	11,692	12,168
Total liabilities	1,239,647	1,189,868
SHAREHOLDERS' EQUITY
Preferred stock, no par value, 200,000 shares authorized Series B Preferred stock, $1,000 liquidation preference, 20,481 shares issued at December 31, 2016 and 24,072 shares issued at December 31, 2015, net of issuance costs	18,950	22,273
Common stock, no par value, 20,000,000 shares authorized, 9,091,473 shares issued at December 31, 2016 and 8,591,542 shares issued at December 31, 2015	118,975	115,330
Accumulated earnings	19,263	5,300
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(2,337)	(495)
Total shareholders' equity	137,616	125,173
Total liabilities and shareholders' equity	$ 1,377,263	$ 1,315,041